Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-220-9902

January 12, 2007

David Lyon
Securities and Exchange Commission
Washington, D.C. 20549

Re:   Globalink, Ltd.
      SB-2, filed amendment number 4, filed December 19, 2006
      File Number 333-133961

Dear Mr. Lyon:

In response to your letter dated January 3, 2007, please note the following:

Financial Statements as of August 31, 2006
3. Accounting Policies, page 40
General
1. You stated in a phone call with the staff of the Securities and Exchange Commission on December 19, 2006, that you did not obtain a valuation for your shares issued for the services rendered by management and directors in connection with the incorporation of the company, and that you used the per share price paid in a contemporaneous cash issuance. However, the shares issued for cash were to officers and directors of the company, including those who received the stock compensation, and do not necessarily represent the true air value of the shares issued to employees. Your IPO offering price is $0.50 per share, and the shares issued to management and directors of the company were issued at $0.013333 per share. Given the disparity in the offering price and the price per share of the shares issued for services, and the short time horizon between when these shares were issued and when you filed a registration statement with the Commission, please revise to disclose the objective evidence considered in determining that $0.013333 was the fair value of the shares issued for services. Additionally, disclose how you considered the requirements of SAB Topic 4D in calculating your earnings per share. Alternatively, please reconcile the difference between the value of the shares recorded in your financial statements and the IPO price, and explain the events or factors that support the difference in values.

The financial statements have been restated to reflect a valuation of $.50 for the 1,125,000 common shares issued to management and directors. Changes have been made throughout the document to reconcile the disclosure to the increased valuation.

s/Jody M. Walker
---------------------------
Jody M. Walker